Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets By Major Class [Line Items]
Goodwill		$ 63,607	$ 63,607
Indefinite-Lived Intangible Assets (Excluding Goodwill)		3,975	3,975
Total Goodwill and Trade Name		67,582	67,582
Intangible assets and goodwill, net	123,294	125,957	87,768
Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(4,400)
Leases, Acquired-in-Place [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		1,500
Customer Relationships [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		10,968	10,251
Customer Relationships [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		1,100
Above Market Leases [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		9,905	9,737
Above Market Leases [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		1,800
Contractual Rights [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		32,765	32,765
Finite-Lived Intangible Assets, Accumulated Amortization		(30,172)	(29,035)
Finite-Lived Intangible Assets, Net		2,593	3,730
Lease Intangible Assets [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization		(27,253)	(26,560)
Finite-Lived Intangible Assets, Net		55,782	16,456
Lease Intangible Assets [Member] | Leases, Acquired-in-Place [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross		$ 62,162	$ 23,028